Significant Events During the Period	6 Months Ended
Jun. 30, 2024
Significant Events During the Period [Abstract]
SIGNIFICANT EVENTS DURING THE PERIOD

NOTE 4 — SIGNIFICANT EVENTS DURING THE PERIOD

a.

On January 25, 2024, the Company entered into a Securities Purchase Agreement with certain institutional investors for aggregate gross proceeds of $7.275 million, before deducting fees to the placement agent and other expenses payable by the Company in connection with the Private Placement. The Private Placement closed on January 29, 2024 (“Issuance Date”).

As part of the Securities Purchase Agreement, the Company issued an aggregate of (i) 1,884,461 Ordinary Shares; (ii) Pre-Funded Warrants to purchase up to 820,000 Ordinary Shares at an exercise price of $0.00001 per Ordinary Share; (iii) Series A Warrants to purchase up to 3,380,586 Ordinary Shares at an exercise price of $2.69 per Ordinary Share (subject to certain anti-dilution and share combination event protections) and have a term of sixty-six (66) months from the date of issuance; and (iv) Series B Warrants to purchase, upon the satisfaction of certain conditions, up to 7,994,181 Ordinary Shares at an exercise price of $0.00001 Ordinary Share (following the end of an adjustment period as further described below). The Pre-Funded Warrants are exercisable as of the date of the issuance and will not expire until exercised in full.

L.I.A. Pure Capital Ltd. (“Pure Capital”) participated in the private placement as a purchaser and purchased securities in the amount of $300 thousand. see note 9.c.2.

The number of Ordinary Shares issuable under the Series A and Series B Warrant was subject to an adjustment determined by the trading price of the Ordinary Shares following the effectiveness of a resale registration statement (the “Resale Registration Statement”) (see below) that the Company undertook to file, subject to a pricing floor of $0.68 per Ordinary Share. Pursuant to such, the maximum number of Ordinary Shares underlying each of the Series A and Series B Warrants would have been an aggregate of 13,373,177 Ordinary Shares and 7,994,181 Ordinary Shares, respectively.

Following the effectiveness of the Resale Registration Statement, on March 11, 2024 (i) Series A Warrants are exercisable into a total number of 13,373,177 Ordinary Shares (subject to certain anti-dilution and share combination event protections) and have an exercise price of $0.68 per Ordinary Share; and (ii) Series B Warrants are exercisable into a total number of 7,904,181 Ordinary Shares at an exercise price of per Ordinary Share $0.00001, following the adjustment. Subsequent to such adjustment, the Series B Warrants have a term of sixty-six (66) months from the date of issuance.

As of the date of these consolidated financial statements, pre-funded warrants to purchase 820,000 Ordinary Shares and Series B Warrants to purchase 5,257,127 Ordinary Shares were exercised for an aggregate issuance of 6,077,127 Ordinary Shares.

In connection with the Private Placement, the Company also entered into a placement agent agreement (the “Placement Agent Agreement”) with Aegis Capital Corp. (“Aegis”) dated January 25, 2024, pursuant to which Aegis agreed to serve as the exclusive placement agent for the Company in connection with the Private Placement. The Company agreed to pay Aegis a cash placement fee equal to 8.50% of the gross cash proceeds received in the Private Placement and to pay for expenses of the purchasers’ and Aegis’ legal counsel up to an aggregate amount of $90 thousand.

b.

On April 25, 2024, the Company received a written notification from the Listing Qualifications Department of the Nasdaq Stock Market LLC (“Nasdaq”), notifying that the Company was not in compliance with the minimum bid price requirement for continued listing on Nasdaq, as set forth under Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Requirement”), because the closing bid price of the Ordinary Shares was below $1.00 per Ordinary Share for the previous 30 consecutive business days. The Company was granted 180 calendar days, or until October 22, 2024, to regain compliance with the Minimum Bid Price Requirement. The Company can regain compliance if, at any time during this 180-day period, the closing bid price of the Company’s Ordinary Shares is at least $1.00 for a minimum of ten consecutive business days.

In the event that the Company does not regain compliance after the initial 180-day period, the Company may then be eligible for an additional 180-day compliance period if the Company meets the continued listing requirement for market value of publicly held shares and all other initial listing standards for Nasdaq.